Post-employment Benefit Plans - Breakdown of Benefit Obligation (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Total countries [Domain Member]
Defined benefit obligation related to
Active plan participants	€ 6,152	€ 6,514
Participants in deferred status	5,093	5,408
Participants in payment status	6,875	6,724
Defined benefit obligation	18,120	18,646
Fair value of plan assets	€ 17,727	€ 18,211
Funding ratio (in %)	97.80%	97.70%
Germany [Member]
Defined benefit obligation related to
Active plan participants	€ 4,599	€ 4,823
Participants in deferred status	2,210	2,196
Participants in payment status	5,144	5,071
Defined benefit obligation	11,953	12,090
Fair value of plan assets	€ 10,877	€ 11,003
Funding ratio (in %)	91.00%	91.00%
UK [Member]
Defined benefit obligation related to
Active plan participants	€ 593	€ 688
Participants in deferred status	2,286	2,583
Participants in payment status	989	905
Defined benefit obligation	3,868	4,176
Fair value of plan assets	€ 4,884	€ 5,202
Funding ratio (in %)	126.30%	124.60%
US [Member]
Defined benefit obligation related to
Active plan participants	€ 337	€ 363
Participants in deferred status	500	536
Participants in payment status	500	502
Defined benefit obligation	1,337	1,401
Fair value of plan assets	€ 1,074	€ 1,091
Funding ratio (in %)	80.30%	77.90%
Other [Member]
Defined benefit obligation related to
Active plan participants	€ 623	€ 640
Participants in deferred status	97	93
Participants in payment status	242	246
Defined benefit obligation	962	979
Fair value of plan assets	€ 892	€ 915
Funding ratio (in %)	92.70%	93.50%